UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-9395

                       Third Avenue Variable Series Trust
                       ----------------------------------
               (Exact name of registrant as specified in charter)

     622 Third Avenue, 32nd Floor, New York, NY                   10017
------------------------------------------------------------------------------
      (Address of principal executive offices)                  (Zip code)

    W. James Hall III, General Counsel, 622 Third Avenue, New York, NY 10017
------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-443-1021
                                                    ------------

Date of fiscal year end: December 31, 2005
                         -----------------

Date of reporting period: June 30, 2005
                          -------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Trust's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the "1940 Act") is as follows:



                               [GRAPHIC OMITTED]


                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO








                               SEMI-ANNUAL REPORT
                               ------------------

                                  JUNE 30, 2005

                               [GRAPHIC OMITTED]

                       THIRD AVENUE VARIABLE SERIES TRUST


                                 PRIVACY POLICY

Third Avenue respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms and from the transactions you make with us, our affiliates, or third parties. We do not disclose any information about you or any of our former customers to anyone, except to our affiliates (which may include the Portfolios' distributor and the Portfolios' affiliated money management entities) and service providers, or as otherwise permitted by law. To protect your personal information, we permit access only by authorized employees. Be assured that we maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.

                      PROXY VOTING POLICIES AND PROCEDURES

The Portfolio has delegated the voting of proxies relating to voting securities to the Adviser pursuant to the Adviser's proxy voting guidelines. A description of these proxy voting guidelines, as well as information relating to how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling (800) 443-1021, (ii) on the website of the Securities and Exchange Commission http://www.sec.gov, and (iii) the Portfolio's website www.thirdave.com.

                   SCHEDULE OF PORTFOLIO HOLDINGS -- FORM N-Q

Beginning on the fiscal quarter ended September 30, 2004, the Third Avenue Value Portfolio has begun to file the complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Third Avenue Value Portfolio Form N-Q will be available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC.
Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                               [GRAPHIC OMITTED]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                                AT JUNE 30, 2005
                                   (UNAUDITED)


                         PRINCIPAL                                                        VALUE          % OF
                         AMOUNT ($)   ISSUES                                             (NOTE 1)     NET ASSETS
-------------------------------------------------------------------------------------------------------------------
BANK DEBT - 0.43%
Transportation            2,500,000   Collins & Aikman Products, Co. (a) (b) *        $   1,850,000       0.43%
                                                                                      -------------
                                      TOTAL BANK DEBT                                     1,850,000
                                      (Cost $2,231,250)                               -------------
-------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS - 1.48%
Building & Construction   2,000,000   USG Corp., 9.25%, due 9/15/01 (a) (b) *             2,710,200
                          1,500,000   USG Corp., 8.50%, due 8/01/05 (a) *                 1,987,500
                                                                                      -------------
                                                                                          4,697,700       1.10%
                                                                                      -------------
Consumer Products         1,823,000   Home Products International, Inc., 9.625%,
                                      due 05/15/08                                         1,604,240      0.38%
                                                                                      -------------
                                      TOTAL CORPORATE BONDS                               6,301,940
                                      (Cost $4,166,492)                               -------------

                            SHARES
-------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK - 0.34%
Real Estate Investment       58,700   CRT Properties, Inc. 8.50%                          1,450,477       0.34%
Trusts                                                                                -------------

                                      TOTAL PREFERRED STOCK                               1,450,477
                                      (Cost $1,467,500)                               -------------
-------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 90.29%
Agriculture Chemicals       140,200   Agrium, Inc. (Canada)                               2,749,322       0.64%
                                                                                      -------------
Auto Parts                  294,400   Superior Industries International, Inc.             6,977,280       1.63%
                                                                                      -------------
Consumer Products           350,400   Industrias Bachoco, S.A. ADR (Mexico)               5,781,600
                            433,246   JAKKS Pacific, Inc. (a)                             8,322,656
                            163,900   K-Swiss, Inc. Class A                               5,300,526
                            300,500   Leapfrog Enterprises, Inc. (a)                      3,395,650
                            368,300   Russ Berrie & Co., Inc.                             4,717,923
                                                                                      -------------
                                                                                         27,518,355       6.45%
                                                                                      -------------
Depository Institutions     252,900   Brookline Bancorp, Inc.                             4,112,154
                            552,400   NewAlliance Bancshares, Inc.                        7,761,220
                                                                                      -------------
                                                                                         11,873,374       2.78%
                                                                                      -------------
Electronics Components      213,500   American Power Conversion Corp.                     5,036,465
                             28,300   Analogic Corp.                                      1,424,056
                            476,000   AVX Corp.                                           5,769,120
                             42,500   Bel Fuse, Inc. Class A                              1,091,825
                            196,600   Bel Fuse, Inc. Class B                              6,008,096
                            133,300   Electronics for Imaging, Inc. (a)                   2,804,632
                             42,500   Herley Industries, Inc. (a)                           775,200
                            119,972   Hutchinson Technology, Inc. (a)                     4,620,122
                             41,700   Ingram Micro, Inc. Class A (a)                        653,022
                            152,700   KEMET Corp. (a)                                       962,010

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                               [GRAPHIC OMITTED]

                       TTHIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT JUNE 30, 2005
                                   (UNAUDITED)


                                                                                          VALUE          % OF
                            SHARES    ISSUES                                             (NOTE 1)     NET ASSETS
-------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Electronic Components       115,000   Technitrol, Inc.                                $   1,624,950
(continued)                 500,600   TriQuint Semiconductor, Inc. (a)                    1,666,998
                            480,000   Vishay Intertechnology, Inc. (a)                    5,697,600
                                                                                      -------------
                                                                                         38,134,096       8.93%
                                                                                      -------------
Energy/Services             204,600   Smedvig ASA Class A (Norway)                        4,148,799
                              6,300   Tidewater, Inc.                                       240,156
                            214,200   Willbros Group, Inc. (a) (Panama)                   3,067,344
                                                                                      -------------
                                                                                          7,456,299       1.75%
                                                                                      -------------
Financial Insurance          25,300   MBIA, Inc.                                          1,500,543       0.35%
                                                                                      -------------
Financial Services           30,000   CIT Group, Inc.                                     1,289,100       0.30%
                                                                                      -------------
Healthcare Services         284,000   Cross Country Healthcare, Inc. (a)                  4,828,000       1.13%
                                                                                      -------------
Holding Companies           506,550   Brascan Corp. Class A (Canada)                     19,329,948
                            380,000   Guoco Group, Ltd. (Hong Kong) +                     3,911,980
                            690,000   Hutchison Whampoa, Ltd. (Hong Kong)                 6,237,614
                            430,000   Investor AB Class A (Sweden)                        5,807,203
                             63,750   Leucadia National Corp.                             2,462,663
                                                                                      -------------
                                                                                         37,749,408       8.84%
                                                                                      -------------
Industrial Equipment        214,300   Alamo Group, Inc.                                   4,000,981
                             83,000   Lindsay Manufacturing Co.                           1,957,140
                            375,000   Toyota Industries Corp. (Japan)                    10,244,793
                            142,500   Trinity Industies, Inc.                             4,564,275
                                                                                      -------------
                                                                                         20,767,189       4.87%
                                                                                      -------------
Insurance & Reinsurance     128,100   Arch Capital Group, Ltd. (a) (Bermuda)              5,770,905
                          2,970,000   BRIT Insurance Holdings PLC (United Kingdom)        4,709,387
                             97,278   Radian Group, Inc.                                  4,593,467
                            175,000   Safety Insurance Group, Inc.                        5,908,000
                                                                                      -------------
                                                                                         20,981,759       4.92%
                                                                                      -------------
Life Insurance              538,500   The Phoenix Companies, Inc.                         6,408,150       1.50%
                                                                                      -------------
Medical Supplies            170,000   Sankyo Co., Ltd. (Japan)                            3,264,809       0.77%
& Services                                                                            -------------

Natural Resources &          28,760   Brookfield Homes Corp.                              1,311,456
Real Estate                 215,700   Brookfield Properties
                                      Corp. (Canada)                                      6,212,160
                             42,500   Deltic Timber Corp.                                 1,616,275
                            131,050   Forest City Enterprises, Inc. Class A               9,304,550
                             18,000   Tejon Ranch Co. (a)                                   926,460


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                [GRAPHIC OMITTED]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT JUNE 30, 2005
                                   (UNAUDITED)


                                                                                          VALUE          % OF
                            SHARES    ISSUES                                             (NOTE 1)     NET ASSETS
-------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)

Natural Resources &         111,300   The St. Joe Co.                                 $   9,075,402
Real Estate (continued)      95,600   Wellsford Real Properties, Inc. (a)                 1,694,988
                                                                                      -------------
                                                                                         30,141,291       7.06%
                                                                                      -------------
Non-Life Insurance          168,100   Millea Holdings, Inc. ADR (Japan)                  11,314,811       2.65%
                                                                                      -------------
Oil Services                247,000   EnCana Corp. (Canada)                               9,778,730
                            120,000   Nabors Industries, Ltd. (a) (Bermuda)               7,274,400
                            112,500   Pogo Producing Co.                                  5,841,000
                             50,000   Suncor Energy, Inc. (Canada)                        2,366,000
                             21,400   Whiting Petroleum Co. (a)                             777,034
                                                                                      -------------
                                                                                         26,037,164       6.10%
                                                                                      -------------
Pharmaceutical Services     218,800   PAREXEL International Corp. (a)                     4,343,180
                             30,000   Pharmaceutical Product Development, Inc. (a)        1,405,800
                                                                                      -------------
                                                                                          5,748,980       1.35%
                                                                                      -------------
Real Estate                 307,287   Catellus Development Corp.                         10,079,014
Investment Trusts            97,400   CRT Properties, Inc.                                2,659,020
                            305,000   Origen Financial, Inc.                              2,257,000
                            107,700   Prime Group Realty Trust (a)                          777,594
                             34,523   ProLogis                                            1,389,206
                             32,600   Vornado Realty Trust                                2,621,040
                                                                                      -------------
                                                                                         19,782,874       4.63%
                                                                                      -------------
Real Estate                  39,900   Jones Lang LaSalle, Inc. (a)                        1,764,777
Management                  222,799   The Keith Companies, Inc. (a)                       4,830,282
                            378,100   Trammell Crow Co. (a)                               9,165,144
                                                                                      -------------
                                                                                         15,760,203       3.69%
                                                                                      -------------
Retail                      206,829   The Dress Barn, Inc. (a)                            4,680,540
                             42,100   Sears Holding Corp. (a) (d)                         6,309,527
                                                                                      -------------
                                                                                         10,990,067       2.57%
                                                                                      -------------
Security Brokers,         1,048,350   Instinet Group, Inc. (a)                            5,493,354
Dealers & Floatation        173,550   Legg Mason, Inc.                                   18,068,291
Companies                   187,590   SWS Group, Inc.                                     3,222,796
                             55,047   Westwood Holdings Group, Inc.                         985,341
                                                                                      -------------
                                                                                         27,769,782       6.51%
                                                                                      -------------
Semiconductor               150,000   Applied Materials, Inc.                             2,427,000
Equipment Manufacturers      76,900   Coherent, Inc. (a)                                  2,769,169
& Related                   714,200   Credence Systems Corp. (a)                          6,463,510
                            191,500   Electro Scientific Industries, Inc. (a)             3,424,020
                             74,238   FSI International, Inc. (a)                           276,165
                                                                                      -------------
                                                                                         15,359,864       3.60%
                                                                                      -------------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                               [GRAPHIC OMITTED]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT JUNE 30, 2005
                                   (UNAUDITED)


                                                                                          VALUE          % OF
                            SHARES    ISSUES                                             (NOTE 1)     NET ASSETS
-------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)

Software                     70,000   Synopsis, Inc. (a)                              $   1,166,900       0.27%
                                                                                      -------------
Steel & Specialty Steel      50,000   POSCO ADR (South Korea)                             2,198,500       0.52%
                                                                                      -------------
Telecommunications          358,900   CommScope, Inc. (a)                                 6,248,449
                            361,151   Comverse Technology, Inc. (a)                       8,541,221
                            740,395   Sycamore Networks, Inc. (a)                         2,554,363
                            768,100   Tellabs, Inc. (a)                                   6,682,470
                                                                                      -------------
                                                                                         24,026,503       5.63%
                                                                                      -------------
Utilities & Utility Service 414,300   Quanta Services, Inc. (a)                           3,645,840       0.85%
Companies                                                                             -------------

                                      TOTAL COMMON STOCKS                               385,440,463
                                      (Cost $258,413,859)                             -------------

                          CONTRACTS
-------------------------------------------------------------------------------------------------------------------
OPTIONS - 0.03%
Retail                           90   Sears Holding Corp., Put Strike $120, expires
                                      01/20/07 (d)                                          121,500       0.03%
                                                                                      -------------
                                      TOTAL OPTIONS                                         121,500
                                      (Cost $154,175)                                 -------------

                         PRINCIPAL
                        AMOUNT ($)
-------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 7.94%
Repurchase Agreements    14,003,116   Bear Stearns, 2.80%, dated 06/30/05,
                                      due 07/01/05 (c)                                   14,003,116       3.28%
                                                                                      -------------
U.S. Treasury Bills      20,000,000   U.S. Treasury Bill, 3.00%++, due 09/01/05          19,897,160       4.66%
                                                                                      -------------
                                      TOTAL SHORT TERM INVESTMENTS
                                      (Cost $33,902,574)                                 33,900,276
                                                                                      -------------
                                      TOTAL INVESTMENT PORTFOLIO - 100.51%              429,064,656
                                                                                      -------------
                                      (Cost $300,335,850)

                       CONTRACTS
-------------------------------------------------------------------------------------------------------------------
WRITTEN OPTIONS - (0.07%)
Retail                          (90)  Sears Holding Corp., Call Strike $155,
                                      expires 01/20/07 (d)                                 (292,950)     (0.07%)
                                                                                      -------------
                                      TOTAL WRITTEN OPTIONS
                                      (Premium received $154,520)                          (292,950)
                                                                                      -------------
                                      LIABILITIES IN EXCESS OF
                                      OTHER ASSETS - (0.44%)                             (1,879,674)
                                                                                      -------------

                                      NET ASSETS - 100.00%                            $ 426,892,032
                                      (Applicable to 16,771,554                       =============
                                      shares outstanding)



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                [GRAPHIC OMITTED]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT JUNE 30, 2005
                                   (UNAUDITED)


 Notes:

 (a) Non-income producing securities.

 (b) Restricted (see table below) / fair valued securities.

                                     Carrying Value
   Security                             Per Unit        Acquisition Date     Acquisition Cost
   ---------                         ---------------    ----------------     ----------------
   Collins & Aikman Products, Co.          74.00            05/23/05            $2,231,250
   USG Corp. 9.25% due 9/15/01            135.51       11/15/00 to 7/6/01        1,521,521

 (c) Repurchase agreement collateralized by:

     U.S. Treasury Strips, par value $8,940,000, matures 02/15/22, value $4,347,701. U.S. Treasury Strips, par value $22,115,000, matures 08/15/23, value $10,062,546.

 (d) Call and Put options relate to common stock position.
  *  Issuer in default.
 ++  Annualized yield at date of purchase.
  +  Incorporated in Bermuda.
ADR: American Depository Receipt.


 Country Concentration:

                      % of
                   Net Assets
                   -----------
 United States        73.76%
 Canada                9.47
 Japan                 5.82
 Bermuda               3.06
 Hong Kong             2.38
 Sweden                1.36
 Mexico                1.35
 United Kingdom        1.10
 Norway                0.97
 Panama                0.72
 South Korea           0.52
                     ------
 Total               100.51%
                     ======







    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                [GRAPHIC OMITTED]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT JUNE 30, 2005
                                   (UNAUDITED)


THE SUMMARY OF THE FUND'S INVESTMENTS AS OF JUNE 30, 2005 IS AS FOLLOWS:
(UNAUDITED)


              [Data below represents bar chart in printed piece.]

Sector                                          % of Net Assets
------                                          ---------------
Electronics Components                               8.93
Holding Companies                                    8.84
Cash & Equivalents (Net)                             7.5
Natural Resources & Real Estate                      7.06
Consumer Products                                    6.82
Security Brokers, Dealers & Floatation Companies     6.51
Oil Services                                         6.1
Telecommunications                                   5.63
Real Estate Investment Trusts                        4.97
Insurance & Reinsurance                              4.92
Industrial Equipment                                 4.87
Real Estate Management                               3.69
Semiconductor Equipment Manufacturers & Related      3.6
Depository Institutions                              2.78
Non-Life Insurance                                   2.65
Retail                                               2.53
Energy/Services                                      1.75
Auto Parts                                           1.64
Life Insurance                                       1.5
Pharmaceutical Services                              1.35
Healthcare Services                                  1.13
Building & Construction                              1.1
Utilities & Utility Service Companies                0.85
Medical Supplies & Services                          0.77
Agriculture Chemicals                                0.64
Steel & Specialty Steel                              0.52
Transportation                                       0.43
Financial Insurance                                  0.35
Financial Services                                   0.3
Software                                             0.27







    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                [GRAPHIC OMITTED]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                       STATEMENT OF ASSETS AND LIABILITIES
                                AT JUNE 30, 2005
                                   (UNAUDITED)


ASSETS:
Investments at value (Notes 1 and 4):
  Unaffiliated issuers (identified cost of $300,335,850)                         $429,064,656
Receivable for securities sold                                                        713,922
Receivable for fund shares sold                                                        18,937
Dividends and interest receivable                                                     517,227
Other assets                                                                              963
                                                                                 ------------
      Total assets                                                               $430,315,705
                                                                                 ------------

LIABILITIES:
Payable for securities purchased                                                    2,231,250
Payable for fund shares redeemed                                                      402,626
Payable to investment adviser                                                         315,284
Accounts payable and accrued expenses                                                 129,604
Payable for service fees (Note 3)                                                      51,959
Liability for written options (premium received $154,520)                             292,950
Commitments/Contingencies (Note 6)                                                         --
                                                                                 ------------
      Total liabilities                                                             3,423,673
                                                                                 ------------
      Net assets                                                                 $426,892,032
                                                                                 ============

SUMMARY OF NET ASSETS:
Common stock, unlimited shares authorized, $0.001 par value,
  16,771,554 shares outstanding                                                  $282,826,581
Accumulated undistributed net investment income                                     1,094,984
Accumulated undistributed net realized gains from investment transactions          14,381,397
Net unrealized appreciation of investments and translation
  of foreign currency denominated assets and liabilities                          128,589,070
                                                                                 ------------
  Net assets applicable to capital shares outstanding                            $426,892,032
                                                                                 ============
Net asset value per share                                                        $      25.45
                                                                                 ============


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                [GRAPHIC OMITTED]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                             STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED JUNE 30, 2005
                                   (UNAUDITED)


INVESTMENT INCOME:
  Dividends (net of foreign withholding tax of $85,549)        $ 1,853,425
  Interest                                                         544,317
  Other income                                                       2,467
                                                               -----------
    Total investment income                                      2,400,209
                                                               -----------

EXPENSES:
  Investment advisory fees (Note 3)                              1,811,937
  Service fees (Note 3)                                            367,183
  Custodian fees                                                    40,450
  Accounting services fees                                          39,149
  Reports to shareholders                                           33,467
  Auditing and tax consulting fees                                  23,617
  Legal fees                                                        19,646
  Administration fees (Note 3)                                      15,882
  Trustees' and Officers' fees and expenses                         13,150
  Transfer agent fees                                               12,359
  Insurance expense                                                  3,939
  Miscellaneous expenses                                             6,480
                                                               -----------
    Total expenses                                               2,387,259
                                                               -----------
    Net investment income                                           12,950
                                                               -----------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains on investments                              6,373,178
  Net realized loss on foreign currency transactions                (1,382)
  Net change in unrealized appreciation on investments           5,829,908
                                                               -----------
  Net realized and unrealized gains on investments              12,201,704
                                                               -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS           $12,214,654
                                                               ===========



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                [GRAPHIC OMITTED]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS


                                                                               FOR THE
                                                                          SIX MONTHS ENDED            FOR THE
                                                                            JUNE 30, 2005           YEAR ENDED
                                                                             (UNAUDITED)         DECEMBER 31, 2004
                                                                           ----------------      -----------------
OPERATIONS:
  Net investment income                                                      $     12,950          $  1,081,858
  Net realized gain on investments and foreign currency transactions            6,371,796             9,714,143
  Net change in unrealized appreciation on investments                          5,829,908            54,744,694
                                                                             ------------          ------------
  Net increase in net assets resulting from operations                         12,214,654            65,540,695
                                                                             ------------          ------------

DISTRIBUTIONS:
  Dividends to shareholders from net investment income                                 --            (1,896,234)
  Distributions to shareholders from net realized gains on investments                 --            (3,629,082)
                                                                             ------------          ------------
                                                                                       --            (5,525,316)
                                                                             ------------          ------------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from sale of shares                                                 25,663,388            51,103,711
  Net asset value of shares issued in reinvestment of
    dividends and distributions                                                        --             5,525,316
  Cost of shares redeemed                                                     (19,046,865)          (23,389,413)
                                                                             ------------          ------------
  Net increase in net assets resulting from capital
    share transactions                                                          6,616,523            33,239,614
                                                                             ------------          ------------
  Net increase in net assets                                                   18,831,177            93,254,993
                                                                             ------------          ------------
  Net assets at beginning of period                                           408,060,855           314,805,862
                                                                             ------------          ------------
  Net assets at end of period (including undistributed net investment
    income of $1,094,984 and $193,448, respectively)                         $426,892,032          $408,060,855
                                                                             ============          ============



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                [GRAPHIC OMITTED]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                              FINANCIAL HIGHLIGHTS


THE FINANCIAL HIGHLIGHTS TABLE IS INTENDED TO HELP YOU UNDERSTAND THE FUND'S FINANCIAL PERFORMANCE FOR THE PAST 5 YEARS. CERTAIN INFORMATION REFLECTS
FINANCIAL RESULTS FOR A SINGLE FUND SHARE. THE TOTAL RETURNS IN THE TABLE REPRESENT THE RATE THAT AN INVESTOR WOULD HAVE EARNED ON AN INVESTMENT IN THE FUND (ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS).

SELECTED DATA (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD) AND RATIOS ARE AS
FOLLOWS:

                                                FOR THE
                                              SIX MONTHS
                                                ENDED                               YEARS ENDED DECEMBER 31,
                                             JUNE 30, 2005    ------------------------------------------------------------------
                                              (UNAUDITED)        2004           2003           2002           2001         2000
                                             -------------      ------         ------         ------         ------       ------
Net asset value, beginning of period              $24.73         $20.96         $14.99         $17.13         $15.21       $10.84
                                               ---------      ---------      ---------      ---------      ---------     --------
Income (loss) from investment operations:
  Net investment income                               --*          0.07             --*          0.02           0.04         0.04
  Net gain (loss) on securities (both
    realized and unrealized)                        0.72           4.05           6.33          (1.86)          2.04         4.35
                                               ---------      ---------      ---------      ---------      ---------     --------

  Total from investment operations                  0.72           4.12           6.33          (1.84)          2.08         4.39
                                               ---------      ---------      ---------      ---------      ---------     --------
Less distributions:
  Dividends from net investment income                --          (0.12)         (0.03)         (0.03)         (0.02)       (0.02)
  Distributions from realized gains                   --          (0.23)         (0.33)         (0.27)         (0.14)          --
                                               ---------      ---------      ---------      ---------      ---------     --------
  Total distributions                                 --          (0.35)         (0.36)         (0.30)         (0.16)       (0.02)
                                               ---------      ---------      ---------      ---------      ---------     --------
Net asset value, end of period                    $25.45         $24.73         $20.96         $14.99         $17.13       $15.21
                                               =========      =========      =========      =========      =========     ========

Total return                                        2.91%         19.90%         42.53%        (10.72)%        13.68%       40.52%
Ratios/supplemental data:
  Net assets, end of period (in thousands)      $426,892       $408,061       $314,806       $192,315       $162,438      $31,971
  Ratio of expenses to average net assets
    Before expense reimbursement/recovery           1.19%          1.21%          1.24%          1.25%          1.27%        2.52%
    After expense reimbursement/recovery             N/A            N/A           1.30%          1.30%          1.30%        1.30%
  Ratio of net investment income (loss)
    to average net assets
    Before expense reimbursement/recovery           0.01%          0.31%          0.08%          0.25%          0.81%       (0.39%)
    After expense reimbursement/recovery             N/A            N/A           0.02%          0.20%          0.77%        0.83%
  Portfolio turnover rate                              4%            10%            16%            22%            21%          18%

 * Less than $0.01 per share



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                [GRAPHIC OMITTED]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 2005
                                   (UNAUDITED)

1. SUMMARY OF ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION:

Third Avenue Variable Series Trust (the "Trust") is an open-end, non-diversified management investment company organized as a Delaware statutory trust pursuant to a Trust Instrument dated June 16, 1999. The Trust currently consists of one non-diversified investment series, Third Avenue Value Portfolio (the "Portfolio"). Third Avenue Management LLC (the "Adviser") provides investment advisory services to the Portfolio. The Portfolio seeks to achieve its investment objective of long-term capital appreciation by adhering to a strict value discipline when selecting securities. The Portfolio seeks to achieve its objective mainly by acquiring common stocks of well-financed companies (meaning companies without significant debt in comparison to their cash resources) at a substantial discount to what the Adviser believes is their true value.

The shares of the Portfolio may be purchased only by the separate accounts of insurance companies for the purpose of funding variable life insurance policies and variable annuity contracts. At June 30, 2005, the Trust was offered as an investment option by five insurance companies and accordingly a decision by any insurance company to withdraw its participation may have a negative impact on the Trust.

ACCOUNTING POLICIES:

The policies described below are followed consistently by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

SECURITY VALUATION:

Generally, the Portfolio's investments are valued at market value. Securities traded on a principal stock exchange or the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the last quoted sales price, the NASDAQ official close price, or in the absence of closing sales prices on that day, securities are valued at the mean between the closing bid and asked price. In accordance with procedures approved by the Trust's Board of Trustees, the Portfolio may adjust the prices of securities traded in foreign markets, as appropriate, to reflect the fair value as of the time the Portfolio's net asset value is calculated. Temporary cash investments are valued at cost, plus accrued interest, which approximates market. Short-term debt securities with original or remaining maturities in excess of 60 days are valued at the mean of their quoted bid and asked prices. Short-term debt securities with 60 days or less to maturity are amortized to maturity based on their cost.

The Portfolio may invest up to 15% of its total net assets in securities which are not readily marketable, including those which are restricted as to disposition under applicable securities laws ("restricted securities").
Restricted securities and other securities and assets for which market quotations are not readily available are valued at "fair value", as determined in good faith by the Portfolio's Valuation Committee as authorized by the Board of Trustees, under procedures established by the Board of Trustees. As of June 30, 2005, such securities had a total fair value of $4,560,200 or 1.07% of net assets. Among the factors considered by the Valuation Committee in determining fair value are the type of security, trading in unrestricted securities of the same issuer, the financial condition of the issuer, the Portfolio's cost at the date of purchase, the percentage of the Portfolio's beneficial ownership of the issuer's common stock and debt securities, the operating results of the issuer, the discount from market value of any similar unrestricted securities of the issuer at the time of purchase and liquidation values of the issuer. The fair values determined in accordance with

                                [GRAPHIC OMITTED]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  JUNE 30, 2005
                                   (UNAUDITED)


these procedures may differ significantly from the amounts which would be realized upon disposition of the securities. Restricted securities often have costs associated with subsequent registration. The restricted securities currently held by the Portfolio are not expected to incur any material future registration costs.

SECURITY TRANSACTIONS AND INVESTMENT INCOME:

Security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date and interest income, including, where applicable, amortization of premium and accretion of discount on investments, is accrued daily, except when collection is not expected. Payments received from certain investments in the Portfolio may be comprised of dividends, capital gains distribution and return of capital. The Portfolio originally estimates the expected classification of such payments. The amounts may subsequently be reclassified upon receipt of information from the issuer. Realized gains and losses from securities transactions are reported on an identified cost basis.

FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS:

The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

         o INVESTMENTS: At the prevailing rates of exchange on the valuation date.

         O INVESTMENT TRANSACTIONS AND INVESTMENT INCOME: At the prevailing rates of exchange on the date of such transactions.

The net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period. The Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of equity securities sold during the period.
Accordingly, realized and unrealized foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investments.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in net unrealized currency gains (losses) for the period is reflected on the Statement of Operations.

Pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. Federal income tax purposes.

OPTION CONTRACTS:

An option  contract  gives the buyer the right,  but not the  obligation  to buy
(call) or sell (put) an underlying item at a fixed exercise price on a certain date or during a specified period. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of purchased put options are decreased by the premiums paid. Investments in options contracts require the Portfolio to fair value mark-to-market option contracts on a daily basis which reflects the change in the market value of the contracts at the close of each days trading. The cost of options that expire unexercised are treated by the Portfolio on expiration date as realized losses on investments.

                                [GRAPHIC OMITTED]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  JUNE 30, 2005
                                   (UNAUDITED)


When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Portfolio on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

REPURCHASE AGREEMENTS:

The Portfolio may invest excess cash in repurchase agreements whereby the Portfolio purchases investments, which serve as collateral, with an agreement to resell such collateral at the maturity date of the repurchase agreement. Securities pledged as collateral for repurchase agreements are held by the Portfolio's custodian bank until maturity of the repurchase agreement. Provisions in the agreement ensure that the market value of the collateral is at least equal to the repurchase value in the event of default. In the event of default, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

DISTRIBUTIONS TO SHAREHOLDERS:

Dividends from net investment income paid to shareholders and distributions from realized gains on sales of securities paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax law and regulations which may differ from accounting principals generally accepted in the United States of America. The Portfolio's tax basis net income and capital gains and losses are determined only at the end of each fiscal year.

The tax character of dividends and distributions paid during the year ended December 31, 2004 were as follows:

                 ORDINARY           LONG-TERM
                  INCOME           CAPITAL GAIN             TOTAL
              ---------------     ---------------      --------------
                $2,680,179          $2,845,137           $5,525,316

FEDERAL INCOME TAXES:

The Portfolio has complied and intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies. Therefore, no Federal income tax provision is required.

EXPENSE ALLOCATION:

Expenses attributable to the Portfolio are charged to the Portfolio. Certain expenses are shared with the funds in the Third Avenue Trust, an affiliated fund group. Such costs are allocated using the ratio of the Portfolio's net assets relative to the total net assets of the Third Avenue Trust and the Portfolio.

TRUSTEES' AND OFFICERS' FEES:

The Trust does not pay any fees to its officers for their services as such, except for the Chief Compliance Officer, which for the six months ending June 30, 2005, the Portfolio paid $2,207. The Trust does pay, together with its affiliate, the

                                [GRAPHIC OMITTED]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  JUNE 30, 2005
                                   (UNAUDITED)


Third Avenue Trust, Trustees who are not affiliated with the Investment Adviser a fee of $2,500 for each meeting of the Board of Trustees that they attend, in addition to reimbursing all Trustees for travel and incidental expenses incurred by them in connection with their attendance at meetings. If a special meeting is required, Trustees will each receive $2,000. The Trust, together with the Third Avenue Trust, also pays non-interested Trustees an annual stipend of $40,000. The Trustees on the Audit Committee will each receive $1,000 for each audit Committee meeting attended and the audit committee chairman will receive an annual retainer of $1,000.

2. SECURITIES TRANSACTIONS

PURCHASES AND SALES/CONVERSIONS:

The aggregate cost of purchases, and aggregate proceeds from sales and conversions of investments, excluding short-term investments, for the six months ended June 30, 2005 were as follows:

                                            PURCHASES             SALES
                                          -------------       -------------
         Unaffiliated issuers              $32,006,281         $13,860,371
         U.S. Government Securities        $19,716,211              --

Written options transactions during the period are summarized as follows:

                                                           NUMBER OF CONTRACTS       PREMIUMS RECEIVED
------------------------------------------------------------------------------------------------------
Options outstanding at
  December 31, 2004                                                --                    $     --
------------------------------------------------------------------------------------------------------
Options written                                                    90                     154,520
Options terminated in closing purchase transactions                --                          --
Options exercised                                                  --                          --
------------------------------------------------------------------------------------------------------
Options outstanding at
  June 30, 2005                                                    90                    $154,520
------------------------------------------------------------------------------------------------------

3. INVESTMENT ADVISORY SERVICES, ADMINISTRATION AND SERVICE FEE AGREEMENT

The Portfolio has an Investment Advisory Agreement with the Adviser for investment advice and certain management functions. The terms of the Investment Advisory Agreement provide for a monthly fee of 1/12 of 0.90% (an annual fee of 0.90%) of the total average daily net assets of the Portfolio. Additionally, under the terms of the Investment Advisory Agreement, the Adviser pays certain expenses on behalf of the Portfolio, which are reimbursable by the Portfolio, including service fees due to third parties and other miscellaneous expenses. At June 30, 2005, the Portfolio had payables to the Adviser of $67,608 for reimbursement of expenses paid by the Adviser. Under current arrangements, whenever, in any fiscal year, the Portfolio's normal operating expenses, including the investment advisory fee, but excluding broker commissions, exceeds 1.30% of the Portfolio's average daily net assets, the Adviser is obligated to reimburse the Portfolio in an amount equal to that excess. No expense reimbursement was required for the six months ended June 30, 2005.

The Trust has entered into an Administration Agreement with the Adviser pursuant to which the Adviser, as administrator, is responsible for providing various administrative services to the Trust. The Adviser has in turn entered into a Sub-Administration Agreement with PFPC Inc. pursuant to which PFPC Inc. provides certain of these administrative services on behalf of the Adviser. The Adviser earns an annual fee of $32,000. The Adviser pays PFPC Inc. an annual sub-administration fee for sub-administration services provided to the Trust equal to $12,276.

                                [GRAPHIC OMITTED]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  JUNE 30, 2005
                                   (UNAUDITED)


Both the Trust and the Adviser have entered into Shareholder Servicing Agreements with the insurance companies that offer the Portfolio whereby a fee is paid to the insurance companies who administer omnibus accounts for the policyholders. Pursuant to provisions adopted by the Board of Trustees, the Adviser has agreed to pay these fees directly. The Portfolio has agreed to reimburse the Adviser for the amount the Portfolio would have been charged by their transfer agent for administering the accounts on an individual basis. This amount is included as Service fees on the accompanying Statement of Operations. For the period ended June 30, 2005, such Service fees amounted to $367,183.

4. RELATED PARTY TRANSACTIONS

BROKERAGE COMMISSIONS:

M.J. Whitman LLC, a registered broker-dealer and Private Debt LLC, a dealer in the trading of bank debt and other private claims, operate under common control with the Adviser. For the six months ended June 30, 2005, the Portfolio incurred brokerage commissions paid to related parties as follows:

         M.J. Whitman LLC           $92,512
         Private Debt LLC             6,250

5. CAPITAL SHARE TRANSACTIONS

The Portfolio is authorized to issue an unlimited number of shares of beneficial interest with $0.001 par value.

Transactions in capital stock were as follows:

                                                                  FOR THE                  FOR THE
                                                             SIX MONTHS ENDED            YEAR ENDED
INCREASE IN PORTFOLIO SHARES:                                  JUNE 30, 2005          DECEMBER 31, 2004
                                                             ----------------         -----------------
Shares outstanding at beginning of period                       16,503,230               15,019,330
  Shares sold                                                    1,049,932                2,296,339
  Shares reinvested from dividends and distributions                    --                  254,154
  Shares redeemed                                                 (781,608)              (1,066,593)
                                                                ----------               ----------
Net increase in Portfolio shares                                   268,324                1,483,900
                                                                ----------               ----------
Shares outstanding at end of period                             16,771,554               16,503,230
                                                                ==========               ==========

6. COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

7. RISKS RELATING TO CERTAIN INVESTMENTS

FOREIGN SECURITIES:

Investments in the securities of foreign issuers may involve investment risks different from those of U.S. issuers including possible political or economic instability of the country of the issuer, the difficulty of predicting international trade patterns, the possibility of currency exchange controls, the possible imposition of foreign withholding tax on the dividend income and interest income payable on such instruments, the possible establishment of foreign controls, the possible seizure or nationalization of foreign deposits or assets, or the adoption of other foreign government restrictions

                                [GRAPHIC OMITTED]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  JUNE 30, 2005
                                   (UNAUDITED)


that might adversely affect the foreign securities held by the Portfolio. Foreign securities may also be subject to greater fluctuations in price than securities of domestic corporations or the U.S. Government.

HIGH YIELD DEBT:

The Portfolio currently invests in high yield lower grade debt. The market values of these higher yielding debt securities tend to be more sensitive to economic conditions and individual corporate developments than those of higher rated securities. In addition, the secondary market for these bonds is generally less liquid.

LOANS AND OTHER DIRECT DEBT INSTRUMENTS:

The Portfolio currently invests in loans and other direct debt instruments issued by corporate borrowers. These loans represent amounts owed to lenders or lending syndicates (loans and loan participations) or to other parties. Direct debt instruments may involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the Fund in the event of fraud or misrepresentation. In addition, loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The markets in loans are not regulated by federal securities laws or the SEC.

                                [GRAPHIC OMITTED]

                 ANNUAL RENEWAL OF INVESTMENT ADVISORY AGREEMENT

At a meeting of the Board of Trustees of the Trust held on June 2, 2005, the Trustees, by a unanimous vote (including a separate vote of those Trustees who are not "interested persons" (as the term is defined in the 1940 Act) (the "Independent Trustees")), approved the renewal of the Portfolio's Investment Advisory Agreement (the "Agreement").

In advance of the meeting, the Independent Trustees, through their independent legal counsel, requested extensive materials, and the Adviser provided them, to assist the Board in considering the renewal of the Agreement. The Trustees engaged in a detailed discussion of the materials with representatives of the Adviser. The Independent Trustees then met separately with independent legal counsel to the Independent Trustees for a discussion of the Adviser's presentation and materials. In considering the Agreement, the Trustees did not identify any single overriding factor and instead considered all factors collectively. As a part of their decision-making process, the Trustees noted that the Adviser has managed the Portfolio since its inception, and that the Trustees believe that a long-term relationship with a capable, conscientious adviser is in the best interest of the Portfolio. Following this session, the full Board reconvened and approved the continuation of the Agreement as being in the best interests of the Portfolio and its shareholders. The following is a summary of the discussions and conclusions regarding the material factors that formed the basis for the Board's approval.

FACTORS CONSIDERED

A. FINANCIAL CONDITION OF THE ADVISER; ADVISORY FEES: PROFITABILITY. The Trustees received a presentation from representatives of the Adviser, and reviewed and considered:

         1. the financial condition of the Adviser to determine that the Adviser is solvent and sufficiently well capitalized to perform its ongoing responsibilities to the Portfolio;

         2. the information sources and methodology used in the selection of funds to be included in the comparison universe and the competitive fund group used in comparative analyses of the Portfolio's advisory fees and expense ratio and in analyzing the Portfolio's performance;

         3. the Portfolio's advisory fee and total expenses versus those of the comparison universe and competitive fund group, noting that the Portfolio's competitive ranking within the universe and its fees and expenses were well within the range of those of the funds in the competitive group;

         4. performance/expense analyses of the Portfolio and funds in the competitive group, showing the Portfolio's superior comparison to the performance/expense ratios of funds in the competitive group;

         5. a comparison of fees paid to the Adviser versus fees paid by similar funds advised and sub-advised by the Adviser;

         6. advisory fee breakpoints of funds in the competitive group, noting that only a minority of funds in the comparison universe and two of the ten funds in the competitive group had breakpoints;

         7. information presented in respect of economies of scale, noting the competitive expense ratios, the extensive resources that the Adviser dedicates to its investment advisory process to the benefit of the Portfolio and the trend of declining Portfolio gross expense ratios since inception;

         8. the profitability to the Adviser resulting from the Agreement, reviewing the dollar amount of expenses allocated and revenue received by the Adviser and the method used to determine such expenses and corresponding profit; and

         9. brokerage commission revenue to the Adviser's affiliated broker-dealer from transactions executed for the Portfolio, including the quarterly brokerage analysis performed by a third party service and provided to the Trustees analyzing, among other things, the affiliated broker-dealer's per share commission and execution costs.

                                [GRAPHIC OMITTED]


B. DESCRIPTION OF PERSONNEL AND SERVICE PROVIDED BY THE ADVISER. The Trustees reviewed with representatives of the Adviser, and considered:

         1. the nature, extent and quality of services rendered to the Portfolio, including the Adviser's investment, senior management and operational personnel and the oversight of day-to-day operations of the Portfolio provided by the Adviser;

         2. the  Adviser's  research  and  portfolio  management   capabilities,
            particularly the intensive research undertaken in connection with the Adviser's deep value philosophy; and

         3. the value added through the Adviser's active management style that includes participation in corporate restructurings.

C. COMPLIANCE MATTERS

         1. The Trustees were presented with a summary of the compliance program under Rule 38a-1.

         2. The Trustees met in private session with the Portfolio's Chief Compliance Officer and reviewed the operation of the Portfolio's and the Adviser's compliance programs.

D. INVESTMENT PERFORMANCE OF THE FUND AND ADVISER.

         1. The Trustees reviewed total return information for the Portfolio versus the competitive funds for one, three and five year periods and compared to the Portfolio's benchmark index for the one, three and five year periods and since inception.

         2. It was noted that the Portfolio's performance was favorable both on an absolute basis and relative to that of funds in the comparable universe, funds in the competitive group and the Portfolio's benchmark.

CONCLUSIONS

The Trustees concluded that the nature, extent and quality of the services provided by the Adviser are adequate and appropriate. The Trustees considered, evaluated and were satisfied with the Portfolio's favorable historical performance. They also considered the advisory fee and expense ratio of the Portfolio and evaluated the comparisons to those of funds in the comparable universe and competitive group and the performance/expense analyses, as discussed in the Adviser's presentation. The Trustees discussed the Adviser's profitability, and it was noted that the profitability percentage was within ranges in relevant court cases upholding board approval of particular advisory agreements. The Trustees concluded that the Portfolio's fee paid to the Adviser was reasonable in light of comparative performance and advisory fee and expense information, costs of the services provided and profits and other benefits derived by the Adviser and its affiliates from their relationship with the Portfolio.

The Trustees also considered the advisory fees charged for similar funds advised and sub-advised by the Adviser and reviewed the nature of the services provided and differences, from the Adviser's perspective, in management of the Portfolio as compared to advisory services provided to other advised and sub-advised funds. The Trustees recognized that any differences in fees paid were consistent with the differences in services provided by the Adviser.

The Trustees considered whether economies of scale are shared with the Portfolio and considered the Portfolio's competitive fee structure, the extensive resources that the Adviser dedicates to its investment advisory process to the benefit of the Portfolio, and the size of the Portfolio. The Trustees concluded that operational economies of scale had benefited the Portfolio and that there were no other material economies of scale in which the Portfolio should share.

                                [GRAPHIC OMITTED]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                        SCHEDULE OF SHAREHOLDER EXPENSES
                                   (UNAUDITED)

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period, January 1, 2005 and held for the entire reporting period ended June 30, 2005.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                     BEGINNING           ENDING        DURING THE PERIOD
                                    ACCOUNT VALUE     ACCOUNT VALUE   JANUARY 1, 2005 TO     ANNUALIZED
                                   JANUARY 1, 2005    JUNE 30, 2005     JUNE 30, 2005*      EXPENSE RATIO
                                   ---------------    -------------   -------------------   -------------
     Actual                            $1,000            $1,029              $5.99              1.19%
     Hypothetical                      $1,000            $1,019              $5.96              1.19%


* Expenses are equal to the Portfolio's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181) divided by 365.

                                BOARD OF TRUSTEES
                                  Jack W. Aber
                                 David M. Barse
                              William E. Chapman II
                                 Lucinda Franks
                                 Edward J. Kaier
                                  Marvin Moser
                                  Eric Rakowski
                                  Martin Shubik
                                Charles C. Walden
                                Martin J. Whitman

                                    OFFICERS
                                Martin J. Whitman
                              Chairman of the Board
                                 David M. Barse
                       President, Chief Executive Officer
                                Vincent J. Dugan
                       Chief Financial Officer, Treasurer
                                 Julie A. Smith
                               Assistant Treasurer
                                  W. James Hall
                           General Counsel, Secretary
                                Joseph J. Reardon
                            Chief Compliance Officer

                                 TRANSFER AGENT
                                    PFPC Inc.
                                  P.O. Box 9802
                            Providence, RI 02940-8002
                          (610) 239-4600 (800) 443-1021
                                   (toll-free)

                               INVESTMENT ADVISER
                           Third Avenue Management LLC
                                622 Third Avenue
                               New York, NY 10017

                          INDEPENDENT REGISTERED PUBLIC
                                 ACCOUNTING FIRM
                           PricewaterhouseCoopers LLP
                               300 Madison Avenue
                               New York, NY 10017

                                    CUSTODIAN
                             Custodial Trust Company
                               101 Carnegie Center
                               Princeton, NJ 08540

                                [GRAPHIC OMITTED]

                               THIRD AVENUE FUNDS
                                622 THIRD AVENUE
                               NEW YORK, NY 10017
                              PHONE (212) 888-5222
                            TOLL FREE (800) 443-1021
                               FAX (212) 888-6757
                                www.thirdave.com

ITEM 2.  CODE OF ETHICS.

Not applicable for semi-annual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of the Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have evaluated the Trust's disclosure controls and procedures within 90 days of this filing and have concluded that the Trust's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The Trust's principal executive officer and principal financial officer are aware of no changes in the Trust's internal control over financial reporting that occurred during the Trust's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) THIRD AVENUE VARIABLE SERIES TRUST

By:     /s/ David M. Barse
        ---------------------------
Name:   David M. Barse
Title:  Principal Executive Officer
Date:   August 29, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ David M. Barse
        ---------------------------
Name:   David M. Barse
Title:  Principal Executive Officer
Date:   August 29, 2005

By:     /s/ Vincent Dugan
        ---------------------------
Name:   Vincent Dugan
Title:  Principal Financial Officer
Date:   August 29, 2005